PRINCIPAL ACCOUNTING POLICIES - Sales and marketing (Details) - CNY (¥) ¥ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sales and marketing
Advertising expenses	¥ 7.0	¥ 5.3	¥ 2.1